THE SELECT SECTOR SPDR® TRUST (the “Trust”)

The Communication Services Select Sector SPDR® Fund

Supplement dated June 19, 2018 to the Prospectus, Summary Prospectus and

Statement of Additional Information each dated June 18, 2018

In November 2017, S&P Dow Jones Indices and MSCI Inc. announced changes to the Global Industry Classification Standard (GICS) structure. These changes will be effective for the applicable series of the Trust and the corresponding Indexes after the close of business on September 21, 2018 (the “Rebalance Date”). In particular, the current Telecommunication Services Sector will be broadened and renamed the Communication Services Sector. The Communication Services Sector will include the existing companies classified as Telecommunication Services, as well as certain companies currently classified as either Consumer Discretionary or Information Technology. Upon the implementation of the changes to the GICS structure, those companies will no longer be classified as Consumer Discretionary or Information Technology.

As a result of these changes:

1.	As of June 18, 2018, a new series of the Trust has been created, The Communication Services Select Sector SPDR Fund (the “Communication Services Fund”). The Communication Services Fund’s investment objective is to provide investment results that, before expenses, correspond generally to the price and yield performance of publicly traded equity securities of companies in the Communication Services Select Sector Index (the “Communication Services Index”). The Communication Services Index includes equity securities of companies that will be classified as Communication Services by GICS on the Rebalance Date (“Communication Services Stocks”).

2.	On the Rebalance Date, the Consumer Discretionary Select Sector Index and the Technology Select Sector Index, the underlying indexes for The Consumer Discretionary Select Sector SPDR Fund (the “Consumer Discretionary Fund”) and The Technology Select Sector SPDR Fund (the “Technology Fund”), respectively, will be reconstituted by eliminating the stocks in each index that are being reclassified as Communication Services Stocks.

3.	During the period until the Rebalance Date, certain stocks will be included in both the Communication Services Fund and either the Consumer Discretionary Fund or Technology Fund.

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THE SELECT SECTOR SPDR® TRUST (the “Trust”)

The Consumer Discretionary Select Sector SPDR® Fund

The Technology Select Sector SPDR® Fund

Supplement dated June 19, 2018 to the Prospectus and Summary Prospectuses each dated January 31, 2018, and the Statement of Additional Information dated January 31, 2018, as revised March 9, 2018

In November 2017, S&P Dow Jones Indices and MSCI Inc. announced changes to the Global Industry Classification Standard (GICS) structure. These changes will be effective for the applicable series of the Trust and the corresponding Indexes after the close of business on September 21, 2018 (the “Rebalance Date”). In particular, the current Telecommunication Services Sector will be broadened and renamed the Communication Services Sector. The Communication Services Sector will include the existing companies classified as Telecommunication Services, as well as certain companies currently classified as either Consumer Discretionary or Information Technology. Upon the implementation of the changes to the GICS structure, those companies will no longer be classified as Consumer Discretionary or Information Technology.

As a result of these changes:

1.	As of June 18, 2018, a new series of the Trust has been created, The Communication Services Select Sector SPDR Fund (the “Communication Services Fund”). The Communication Services Fund’s investment objective is to provide investment results that, before expenses, correspond generally to the price and yield performance of publicly traded equity securities of companies in the Communication Services Select Sector Index (the “Communication Services Index”). The Communication Services Index includes equity securities of companies that will be classified as Communication Services by GICS on the Rebalance Date (“Communication Services Stocks”).

2.	On the Rebalance Date, the Consumer Discretionary Select Sector Index and the Technology Select Sector Index, the underlying indexes for The Consumer Discretionary Select Sector SPDR Fund (the “Consumer Discretionary Fund”) and The Technology Select Sector SPDR Fund (the “Technology Fund”), respectively, will be reconstituted by eliminating the stocks in each index that are being reclassified as Communication Services Stocks.

3.	During the period until the Rebalance Date, certain stocks will be included in both the Communication Services Fund and either the Consumer Discretionary Fund or Technology Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

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The Select Sector SPDR® Trust

Supplement dated June 19, 2018 to the Prospectus dated January 31, 2018

1.	Effective immediately, the “Indexing Strategy/Index Tracking Risk” discussion in each Fund’s “PRINCIPAL RISKS OF INVESTING IN THE FUND” section is replaced with the following:

Indexing Strategy/Index Tracking Risk: The Fund is managed with an indexing investment strategy, attempting to track the performance of an unmanaged index of securities, regardless of the current or projected performance of the Index or of the actual securities comprising the Index. This differs from an actively-managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund’s performance may be less favorable than that of a portfolio managed using an active investment strategy. The structure and composition of the Index will affect the performance, volatility, and risk of the Index and, consequently, the performance, volatility, and risk of the Fund. When there are changes made to the component securities of the Index and the Fund in turn makes similar changes to its portfolio, any transaction costs and market exposure arising from such portfolio changes will be borne directly by the Fund and its shareholders. The Fund may recognize gains as a result of rebalancing or reconstituting its securities holdings to reflect changes in the securities included in the Index. The Fund also may be required to distribute any such gains to its shareholders to avoid adverse federal income tax consequences. While the Adviser seeks to track the performance of the Index (i.e., achieve a high degree of correlation with the Index), the Fund’s return may not match the return of the Index. The Fund incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities. In addition, the Fund may not be fully invested at times, generally as a result of cash flows into or out of the Fund or reserves of cash held by the Fund to meet redemptions.

2.	Effective immediately, the “Indexing Strategy/Index Tracking Risk” discussion in the “ADDITIONAL RISK INFORMATION” section is replaced with the following:

Indexing Strategy/Index Tracking Risk. Each Fund is managed with an indexing investment strategy, attempting to track the performance of an unmanaged index of securities. Each Fund will seek to replicate Index returns, regardless of the current or projected performance of the Index or of the actual securities comprising the Index. This differs from an actively-managed fund, which typically seeks to outperform a benchmark index. Each Fund generally will buy and will not sell a security included in the Index as long as the security is part of the Index regardless of any sudden or material decline in value or foreseeable material decline in value of the security, even though the Adviser may make a different investment decision for other actively managed accounts or portfolios that hold the security. As a result, a Fund’s performance may be less favorable than that of a portfolio managed using an active investment strategy. The structure and composition of an Index will affect the performance, volatility, and risk of the Index (in absolute terms and by comparison with other indices) and, consequently, the performance, volatility, and risk of a Fund. While the Adviser seeks to track the performance of the Index (i.e., achieve a high degree of correlation with the Index), a Fund’s return may not match the return of the Index for a number of reasons. Each Fund incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities. In addition, a Fund may not be fully invested at times, either as a result of cash flows into or out of the Fund or reserves of cash held by the Fund to meet redemptions. Changes in the composition of the Index and regulatory requirements also may impact a Fund’s ability to match the return of the Index. Index tracking risk may be heightened during times of increased market volatility or other unusual market conditions.

Pursuant to each Index methodology, a security may be removed from an Index in the event that it does not comply with the eligibility requirements of the Index. As a result, a Fund may be forced to sell securities at inopportune times and/or unfavorable prices due to these changes in the Index components. When there are changes made to the component securities of an Index and the corresponding Fund in turn makes similar changes to its portfolio to attempt to increase the correlation between the Fund’s portfolio and the Index, any transaction costs and market exposure arising from such portfolio changes will be borne directly by the Fund and its shareholders. Unscheduled changes to an Index may expose the corresponding Fund to additional tracking error risk. A Fund may recognize gains as a result of rebalancing or reconstituting its securities holdings to reflect changes in the securities included in the corresponding Index. A Fund also may be required to distribute any such gains to its shareholders to avoid adverse federal income tax consequences.

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